Note 8 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

8. Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2021, and changes during the six-month period ended June 30, 2021, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2021	53,303	3.46
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2021	53,303	3.46

As of June 30, 2021, there was $86,029 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.82 years. The share-based compensation recognized relating to the unvested shares was $60,808 and $57,850 for the six-month periods ended June 30, 2020 and 2021, respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.